Provisions	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 17

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.

USD m 31.12.23 31.12.22
Provisions other than provisions for expected credit losses 2,336 2,982
Provisions for expected credit losses
1
188 201
Total provisions 2,524 3,183
1 Refer to Note 9 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The following table presents additional information for

provisions other than provisions for expected

credit losses.

USD m
Litigation,
regulatory and
similar matters 1 Restructuring 2 Real estate 3 Other 4 Total 2023
Balance at the beginning of the year 2,586 98 122 175 2,982
Increase in provisions recognized in the income statement 866 234 8 41 1,148
Release of provisions recognized in the income statement (47) (13) 0 (17) (77)
Provisions used in conformity with designated purpose (1,642) (114) (12) (27) (1,795)
Foreign currency translation and other movements 48 4 18 10 79
Balance at the end of the year

1,810 209 135 181 2,336
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
146 m of provisions for onerous contracts related to real estate as of 31 December 2023 (31 December 2022:
USD 28 m) and USD 64
m of personnel-related restructuring provisions as of 31 December

2023 (31 December 2022: USD
70
m).

3 Mainly includes provisions for reinstatement costs with respect to leased properties.

4 Mainly includes provisions related to employee benefits and operational risks.
Restructuring provisions relate to onerous contracts and personnel-related provisions. Onerous contracts for property are recognized

when

UBS AG

is committed

to pay

for non-lease

components, such

as utilities,

service charges,

taxes and
maintenance,

when

a

property

is

vacated

or

not

fully

recovered

from

sub-tenants.

Personnel-related

restructuring
provisions are

generally used

within a

short period

of time.

The level

of personnel-related

provisions can

change when
natural

staff

attrition

reduces

the

number

of

people

affected

by

a

restructuring

event,

and

therefore

results

in

lower
estimated costs.

Information about provisions

and contingent liabilities

in respect of

litigation, regulatory

and similar matters,

as a class,
is included in Note 17b. There are no material contingent

liabilities associated with the other classes of provisions.